Costs according to Type of Cost	12 Months Ended
Dec. 31, 2023
Costs according to Type of Cost
Costs according to Type of Cost

Note 7 Costs according to Type of Cost

	Year Ended December 31,
	2023	2022	2021
Raw materials, consumables and royalties	60,463	3,179	—
Other external expenses	955,895	939,566	549,079
Personnel costs	558,332	248,952	164,206
Depreciation on equipments and right-of-use assets	48,726	12,913	34,433
Other operating expenses	1,134	23,074	6,344
Total	1,624,550	1,227,684	754,062